ARTISAN FUNDS, INC.

SUPPLEMENT DATED MAY 13, 2009

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)

DATED JANUARY 28, 2009

ARTISAN INTERNATIONAL SMALL CAP FUND, ARTISAN MID CAP FUND, ARTISAN MID CAP VALUE FUND, ARTISAN SMALL CAP FUND AND ARTISAN SMALL CAP VALUE FUND

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT POLICIES

Effective July 15, 2009, a Fund will notify its shareholders at least 60 days prior to any change in the policies set forth below:

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Artisan International Small Cap Fund may not, under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other equity securities of small non-U.S. companies.

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Each of Artisan Mid Cap Fund and Artisan Mid Cap Value Fund may not, under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies.

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Each of Artisan Small Cap Fund and Artisan Small Cap Value Fund may not, under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies.

ARTISAN MID CAP FUND

Effective July 15, 2009, the following paragraph replaces the first complete paragraph on page 11 of Artisan Funds’ prospectus in its entirety:

The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. As of December 31, 2008, the market capitalization of the smallest company in the Russell Midcap® Index was $24 million and the weighted average market capitalization of companies in that Index was approximately $5.2 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows or falls outside the range given above. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

ARTISAN MID CAP VALUE FUND

Effective July 15, 2009, the following paragraph replaces the first complete paragraph on page 13 of Artisan Funds’ prospectus in its entirety:

The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. As of December 31, 2008, the market capitalization of the smallest company in the Russell Midcap® Index was $24 million and the weighted average market capitalization of companies in that Index was approximately $5.2 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows or falls outside the range given above. The Fund will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.

ARTISAN SMALL CAP FUND

The following paragraph replaces the first paragraph on page 19 of Artisan Funds’ prospectus in its entirety:

The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. As of December 31, 2008, the weighted average market capitalization of companies in that Index was approximately $0.9 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows beyond three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2.5 billion.

ARTISAN SMALL CAP VALUE FUND

Effective July 15, 2009, the following paragraph replaces the first complete paragraph on page 21 of Artisan Funds’ prospectus in its entirety:

The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. As of December 31, 2008, the weighted average market capitalization of companies in that Index was approximately $0.9 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows beyond three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.

Case Label #00067483

ARTISAN FUNDS, INC.

SUPPLEMENT DATED MAY 13, 2009

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Institutional Shares)

DATED JANUARY 28, 2009

ARTISAN EMERGING MARKETS FUND AND ARTISAN MID CAP FUND

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT POLICIES

Effective July 15, 2009, a Fund will notify its shareholders at least 60 days prior to any change in the policies set forth below:

•

Artisan Emerging Markets Fund may not, under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered or whose primary business activities or principal trading markets are in emerging markets.

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Artisan Mid Cap Fund may not, under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies.

ARTISAN MID CAP FUND

Effective July 15, 2009, the following paragraph replaces the first complete paragraph on page 8 of Artisan Funds’ prospectus in its entirety:

The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. As of December 31, 2008, the market capitalization of the smallest company in the Russell Midcap® Index was $24 million and the weighted average market capitalization of companies in that Index was approximately $5.2 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows or falls outside the range given above. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

ARTISAN FUNDS, INC.

SUPPLEMENT DATED MAY 13, 2009

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Advisor Shares)

DATED JANUARY 28, 2009

ARTISAN EMERGING MARKETS FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective July 15, 2009, Artisan Emerging Markets Fund will notify its shareholders at least 60 days prior to any change in the policy set forth below:

•

Artisan Emerging Markets Fund may not, under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered or whose primary business activities or principal trading markets are in emerging markets.